Earnings per share (Details 1) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Numerator for computing basic earnings per share | ¥			¥ 350,662	¥ 125,740
Allocation of net income attributable to Series C redeemable convertible preferred shares | ¥			22,324	0
Numerator for computing diluted earnings per share | ¥			¥ 372,986	¥ 125,740
Denominator:
Weighted average number of ordinary shares outstanding - basic	50,954,061	50,954,061	48,392,050	48,392,050
Conversion of Series C redeemable convertible preferred shares to ordinary shares			3,074,400	0
Weighted average number of ordinary shares outstanding - diluted	50,954,061	50,954,061	51,466,450	48,392,050
Earnings per share - basic | (per share)	¥ 10.93	$ 1.59	¥ 7.25	¥ 2.60
Class A ordinary shares
Numerator:
Numerator for computing basic earnings per share	¥ 173,555	$ 25,242
Allocation of net income attributable to Series C redeemable convertible preferred shares	0	0
Numerator for computing diluted earnings per share	¥ 173,555	$ 25,242
Denominator:
Weighted average number of ordinary shares outstanding - basic	15,882,661	15,882,661
Conversion of Series C redeemable convertible preferred shares to ordinary shares	0	0
Weighted average number of ordinary shares outstanding - diluted	15,882,661	15,882,661
Earnings per share - basic | (per share)	¥ 10.93	$ 1.59
Class B ordinary shares
Numerator:
Numerator for computing basic earnings per share	¥ 383,234	$ 55,739
Allocation of net income attributable to Series C redeemable convertible preferred shares	0	0
Numerator for computing diluted earnings per share	¥ 383,234	$ 55,739
Denominator:
Weighted average number of ordinary shares outstanding - basic	35,071,400	35,071,400
Conversion of Series C redeemable convertible preferred shares to ordinary shares	0	0
Weighted average number of ordinary shares outstanding - diluted	35,071,400	35,071,400
Earnings per share - basic | (per share)	¥ 10.93	$ 1.59